Financial instrument (Details)	Jun. 30, 2023	Dec. 31, 2022
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	72.00%	75.00%
Currency risk
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
Currency risk | United States of America, Dollars
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	82.00%	80.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	11.00%	12.00%
Currency risk | Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	6.00%	7.00%
Currency risk | United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	1.00%	1.00%